UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT Core Equity Fund
Class IA	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Core Equity Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$34	0.66%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$175,701,681
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	136
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Core Equity Fund	PAGE 1	38973-STSIA-0826

Putnam VT Core Equity Fund
Class IB	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Core Equity Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$47	0.91%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$175,701,681
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	136
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Core Equity Fund	PAGE 1	38973-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam VT
Core Equity Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Putnam Variable Trust
Financial Highlights
Putnam VT Core Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.64 $22.45 $18.85 $16.39 $25.69 $21.65
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.14 0.14 0.17 0.19 0.19
Net realized and unrealized gains (losses) 1.21 3.19 4.83 4.08 (3.30) 6.18
Total from investment operations ........ 1.27 3.33 4.97 4.25 (3.11) 6.37
Less distributions from:
Net investment income .............. (0.15) (0.15) (0.18) (0.14) (0.39) (0.21)
Net realized gains ................. (2.36) (1.99) (1.19) (1.65) (5.80) (2.12)
Total distributions ................... (2.51) (2.14) (1.37) (1.79) (6.19) (2.33)
Net asset value, end of period .......... $22.40 $23.64 $22.45 $18.85 $16.39 $25.69
Total return
c
....................... 7.11% 17.11% 27.32% 28.36% (15.54)% 31.32%
Ratios to average net assets
d
Expenses ......................... 0.66% 0.67%
e
0.67%
e
0.69%
e
0.70%
e,f
0.66%
e
Net investment income ............... 0.58% 0.64% 0.66% 1.01% 1.02% 0.79%
Supplemental data
Net assets, end of period (000’s) ........ $96,746 $97,094 $90,211 $78,717 $65,081 $85,607
Portfolio turnover rate ................ 7% 13% 10% 17% 17% 29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.60 $22.41 $18.83 $16.36 $25.57 $21.55
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.09 0.13 0.14 0.12
Net realized and unrealized gains (losses) 1.21 3.20 4.81 4.08 (3.30) 6.18
Total from investment operations ........ 1.25 3.28 4.90 4.21 (3.16) 6.30
Less distributions from:
Net investment income .............. (0.09) (0.10) (0.13) (0.09) (0.25) (0.16)
Net realized gains ................. (2.36) (1.99) (1.19) (1.65) (5.80) (2.12)
Total distributions ................... (2.45) (2.09) (1.32) (1.74) (6.05) (2.28)
Net asset value, end of period .......... $22.40 $23.60 $22.41 $18.83 $16.36 $25.57
Total return
c
....................... 6.99% 16.81% 26.96% 28.08% (15.77)% 31.07%
Ratios to average net assets
d
Expenses ......................... 0.91% 0.92%
e
0.92%
e
0.94%
e
0.95%
e,f
0.91%
e
Net investment income ............... 0.33% 0.39% 0.41% 0.76% 0.77% 0.52%
Supplemental data
Net assets, end of period (000’s) ........ $78,955 $80,810 $79,979 $73,154 $63,724 $90,617
Portfolio turnover rate ................ 7% 13% 10% 17% 17% 29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT Core Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.7%
Aerospace & Defense 1.8%
a
Boeing Co. (The) ................................... United States 5,345 $ 1,157,032
a
Honeywell Aerospace, Inc. ............................ United States 2,310 510,584
Northrop Grumman Corp. ............................. United States 1,138 579,595
RTX Corp. ........................................ United States 4,447 843,729
3,090,940
Air Freight & Logistics 0.3%
FedEx Corp. ....................................... United States 1,915 599,644
Automobiles 2.3%
General Motors Co. .................................. United States 8,894 685,550
a
Tesla, Inc. ......................................... United States 7,870 3,310,122
3,995,672
Banks 5.8%
Bank of America Corp. ............................... United States 43,052 2,453,103
Citigroup, Inc. ...................................... United States 21,771 3,047,069
Fifth Third Bancorp .................................. United States 9,999 563,644
Five Star Bancorp ................................... United States 7,167 348,961
JPMorgan Chase & Co. ............................... United States 8,932 2,923,712
UMB Financial Corp. ................................. United States 6,442 919,660
10,256,149
Beverages 1.5%
Coca-Cola Co. (The) ................................. United States 23,999 1,950,399
Keurig Dr. Pepper, Inc. ............................... United States 23,640 773,737
2,724,136
Biotechnology 1.5%
AbbVie, Inc. ....................................... United States 7,129 1,793,942
Amgen, Inc. ....................................... United States 1,662 601,843
a
Vertex Pharmaceuticals, Inc. ........................... United States 584 290,090
2,685,875
Broadline Retail 4.2%
a
Amazon.com, Inc. ................................... United States 29,199 6,959,290
eBay, Inc. ......................................... United States 2,844 317,817
7,277,107
Building Products 0.3%
a,b
Madison Air Solutions Corp., A ......................... United States 3,599 140,361
Owens Corning ..................................... United States 1,645 261,489
401,850
Capital Markets 5.8%
Ameriprise Financial, Inc. ............................. United States 1,148 526,657
Bank of New York Mellon Corp. (The) .................... United States 12,769 1,846,525
BlackRock, Inc. ..................................... United States 996 957,714
Goldman Sachs Group, Inc. (The) ....................... United States 3,392 3,430,567
Jefferies Financial Group, Inc. .......................... United States 2,943 147,091
KKR & Co., Inc. ..................................... United States 5,630 516,721
a
Lincoln International, Inc., A ............................ United States 2,811 67,099
Morgan Stanley ..................................... United States 4,907 1,025,759
Raymond James Financial, Inc. ......................... United States 9,863 1,499,472
10,017,605

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals 0.0%
†
Eastman Chemical Co. ............................... United States 1,241 $ 83,122
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 1,588 270,087
Communications Equipment 1.6%
Cisco Systems, Inc. ................................. United States 24,153 2,837,011
Consumer Staples Distribution & Retail 1.3%
c
Casey's General Stores, Inc. ........................... United States 524 416,470
Target Corp. ....................................... United States 3,202 418,213
Walmart, Inc. ...................................... United States 13,881 1,572,162
a
Yesway, Inc., A ..................................... United States 2,364 47,989
2,454,834
Containers & Packaging 0.2%
Amcor plc ......................................... United States 9,514 412,432
Diversified Consumer Services 0.2%
ADT, Inc. .......................................... United States 35,334 229,671
Graham Holdings Co., B .............................. United States 227 259,102
488,773
Diversified REITs 0.2%
AH Realty Trust, Inc. ................................. United States 51,147 362,121
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 22,919 474,423
a,b
Space Exploration Technologies Corp., A .................. United States 1,133 193,584
668,007
Electric Utilities 2.3%
c
Constellation Energy Corp. ............................ United States 1,403 348,463
NextEra Energy, Inc. ................................. United States 8,985 788,614
NRG Energy, Inc. ................................... United States 9,699 1,416,636
b
PG&E Corp. ....................................... United States 88,461 1,487,914
4,041,627
Electrical Equipment 0.3%
a,b
Fluence Energy, Inc. ................................. United States 4,797 95,364
GE Vernova, Inc. .................................... United States 300 352,458
447,822
Entertainment 1.0%
a
Netflix, Inc. ........................................ United States 6,666 475,952
Universal Music Group NV ............................ Netherlands 13,049 273,371
b
Walt Disney Co. (The) ................................ United States 11,476 1,104,565
1,853,888
Financial Services 3.8%
Apollo Global Management, Inc. ........................ United States 11,030 1,304,959
a
Berkshire Hathaway, Inc., B ............................ United States 5,118 2,560,996
Mastercard, Inc., A .................................. United States 5,529 2,839,694
a,b
PicS NV, A ........................................ Brazil 4,071 43,275
6,748,924
Food Products 0.2%
Hershey Co. (The) .................................. United States 1,872 328,442

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.1%
a
Fedex Freight Holding Co., Inc. ......................... United States 967 $ 146,017
Union Pacific Corp. .................................. United States 6,558 1,783,776
1,929,793
Health Care Equipment & Supplies 0.3%
a
Boston Scientific Corp. ............................... United States 9,699 413,953
a
Medline, Inc., A ..................................... United States 5,617 221,535
635,488
Health Care Providers & Services 3.2%
CVS Health Corp. ................................... United States 4,047 418,662
a
GMR Solutions, Inc., A ............................... United States 16,887 261,073
a
Guardian Pharmacy Services, Inc., A ..................... United States 14,971 626,836
HCA Healthcare, Inc. ................................. United States 783 305,284
McKesson Corp. .................................... United States 1,546 1,168,158
a
Tenet Healthcare Corp. ............................... United States 4,296 803,696
UnitedHealth Group, Inc. .............................. United States 4,341 1,804,250
5,387,959
Hotels, Restaurants & Leisure 2.6%
Hilton Worldwide Holdings, Inc. ......................... United States 3,796 1,254,426
McDonald's Corp. ................................... United States 4,156 1,123,408
Royal Caribbean Cruises Ltd. .......................... United States 1,272 403,898
c
Vail Resorts, Inc. .................................... United States 2,317 315,460
a
Viking Holdings Ltd. ................................. United States 14,990 1,569,003
4,666,195
Household Durables 1.1%
a
Mohawk Industries, Inc. ............................... United States 3,992 484,349
PulteGroup, Inc. .................................... United States 9,954 1,365,788
1,850,137
Household Products 0.9%
Kimberly-Clark Corp. ................................. United States 3,441 377,719
Procter & Gamble Co. (The) ........................... United States 7,950 1,165,788
1,543,507
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 2,310 517,097
Insurance 0.6%
a
Arch Capital Group Ltd. ............................... United States 11,170 1,084,160
Interactive Media & Services 8.4%
Alphabet, Inc., C .................................... United States 30,092 10,632,406
Meta Platforms, Inc., A ............................... United States 7,294 4,108,637
14,741,043
IT Services 0.8%
a
Gartner, Inc. ....................................... United States 660 85,549
c
International Business Machines Corp. ................... United States 3,416 960,613
a
Snowflake, Inc., A ................................... United States 1,030 262,135
1,308,297
Life Sciences Tools & Services 0.9%
a
Bio-Rad Laboratories, Inc., A ........................... United States 1,297 380,812

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. .......................... United States 2,595 $ 1,301,029
1,681,841
Machinery 1.1%
Deere & Co. ....................................... United States 1,062 673,659
Otis Worldwide Corp. ................................ United States 13,330 954,428
Snap-on, Inc. ...................................... United States 713 286,911
1,914,998
Media 0.2%
New York Times Co. (The), A ........................... United States 6,211 434,646
Metals & Mining 1.3%
Freeport-McMoRan, Inc. .............................. United States 18,423 1,158,623
Nucor Corp. ....................................... United States 4,995 1,112,636
2,271,259
Mortgage Real Estate Investment Trusts (REITs) 0.3%
b
Starwood Property Trust, Inc. .......................... United States 27,833 455,905
Oil, Gas & Consumable Fuels 2.2%
a
Antero Resources Corp. .............................. United States 7,911 277,993
ConocoPhillips ..................................... United States 8,932 928,571
Exxon Mobil Corp. ................................... United States 14,823 2,026,601
Permian Resources Corp., A ........................... United States 9,579 176,349
Williams Cos., Inc. (The) .............................. United States 5,866 436,079
3,845,593
Passenger Airlines 1.0%
c
Southwest Airlines Co. ............................... United States 35,700 1,835,694
Pharmaceuticals 3.8%
AstraZeneca plc .................................... United Kingdom 2,700 511,974
Eli Lilly & Co. ...................................... United States 2,519 3,021,364
Johnson & Johnson ................................. United States 7,227 1,835,441
Merck & Co., Inc. ................................... United States 10,965 1,409,003
6,777,782
Real Estate Management & Development 0.8%
a
CBRE Group, Inc., A ................................. United States 10,621 1,430,543
a
CoStar Group, Inc. .................................. United States 2,390 67,685
1,498,228
Semiconductors & Semiconductor Equipment 17.3%
a
Advanced Micro Devices, Inc. .......................... United States 2,163 1,256,508
Broadcom, Inc. ..................................... United States 13,002 4,911,506
a,c
Intel Corp. ......................................... United States 7,093 990,396
Lam Research Corp. ................................. United States 13,137 5,692,656
Marvell Technology, Inc. .............................. United States 1,071 319,040
Micron Technology, Inc. ............................... United States 2,984 3,444,401
NVIDIA Corp. ...................................... United States 61,160 12,237,504
Qnity Electronics, Inc. ................................ United States 3,172 518,019
QUALCOMM, Inc. ................................... United States 4,519 835,066
30,205,096
Software 5.9%
a
Adobe, Inc. ........................................ United States 684 140,234
Microsoft Corp. ..................................... United States 20,459 7,631,616

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ....................................... United States 7,654 $ 1,121,694
a
Palantir Technologies, Inc., A ........................... United States 3,879 452,563
Salesforce, Inc. ..................................... United States 3,409 534,054
a
ServiceNow, Inc. .................................... United States 1,501 149,019
a
Tyler Technologies, Inc. ............................... United States 1,146 335,159
10,364,339
Specialized REITs 0.8%
a
Blackstone Digital Infrastructure Trust, Inc. ................ United States 27,134 586,908
Gaming and Leisure Properties, Inc. ..................... United States 20,874 929,519
1,516,427
Specialty Retail 1.4%
Best Buy Co., Inc. ................................... United States 9,406 713,727
Home Depot, Inc. (The) ............................... United States 852 300,483
Lowe's Cos., Inc. .................................... United States 6,230 1,373,653
2,387,863
Technology Hardware, Storage & Peripherals 6.5%
c
Apple, Inc. ........................................ United States 39,304 11,373,006
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc., B ....................................... United States 5,231 214,733
Trading Companies & Distributors 0.6%
United Rentals, Inc. .................................. United States 868 983,349
Total Common Stocks (Cost $65,166,268) ....................................
173,470,503
Management Investment Companies 0.8%
Capital Markets 0.8%
b
Defiance AI & Power Infrastructure ETF ................... United States 5,704 190,571
a
Pershing Square USA Ltd. ............................. United States 1,880 70,274
b
State Street Industrial Select Sector SPDR ETF ............ United States 6,028 1,116,566
1,377,411
Total Management Investment Companies (Cost $1,106,013) ...................
1,377,411
Total Long Term Investments (Cost $66,272,281) ..............................
174,847,914
a
Short Term Investments 3.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
d,e
U.S. Treasury Bills, 3.37%, 7/16/26 ...................... United States 465,000 464,304
Total U.S. Government and Agency Securities (Cost $464,314) ..................
464,304
Shares
Management Investment Companies 0.6%
f,g
Putnam Short Term Investment Fund, Class P, 3.837% ....... United States 1,015,696 1,015,696
Total Management Investment Companies (Cost $1,015,696) ...................
1,015,696

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Note  7  regarding other derivative information.
See Abbreviations on page 25 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 2.6%
Money Market Funds 2.6%
f,g
Putnam Cash Collateral Pool, LLC, 3.856% ................ United States 4,511,421 $ 4,511,421
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $4,511,421) ..........................................................
4,511,421
Total Short Term Investments (Cost $5,991,431 ) ...............................
5,991,421
a
Total Investments (Cost $72,263,712) 102.9% .................................
$180,839,335
Options Written (0.2)% .....................................................
(348,811)
Other Assets, less Liabilities (2.7)% .........................................
(4,788,843)
Net Assets 100.0% .........................................................
$175,701,681
a a a
Number of
Contracts
Notional
Amount
#
i
Options Written (0.2)%
Calls - Over-the-Counter
Equity Options (0.2)%
Apple, Inc., Counterparty CITI, August Strike Price $325.00,
Expires 8/21/26 ................................... 1,140 329,870 (2,110)
Casey's General Stores, Inc., Counterparty CITI, August Strike
Price $940.00, Expires 8/21/26 ........................ 152 120,808 (600)
Constellation Energy Corp., Counterparty MSCO, September
Strike Price $330.00, Expires 9/18/26 ................... 786 195,219 (2,999)
Intel Corp., Counterparty BOFA, July Strike Price $80.00, Expires
7/17/26 ......................................... 5,056 705,969 (306,481)
International Business Machines Corp., Counterparty GSCO,
September Strike Price $350.00, Expires 9/18/26 .......... 863 242,684 (5,540)
Southwest Airlines Co., Counterparty GSCO, September Strike
Price $50.00, Expires 9/18/26 ......................... 4,869 250,364 (25,087)
Vail Resorts, Inc., Counterparty MSCO, September Strike Price
$150.00, Expires 9/18/26 ............................ 1,113 151,535 (5,994)
(348,811)
Total Options Written (Premiums received $103,042) ..........................
$ (348,811)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2026. See Note 1(c).
c
A portion or all of the security is held in connection with written option contracts open at period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Core Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the value of this security pledged amounted to $411,383, representing 0.2% of net assets.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.
i
See Note 1(d) regarding written options.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Core Equity
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $66,736,595
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 5,527,117
Value - Unaffiliated issuers (Includes securities loaned of $ 4,363,964 ) .................................. $175,312,218
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 5,527,117
Receivables:
Investment securities sold ................................................................... 51,055
Dividends ............................................................................... 118,146
Prepaid expenses .......................................................................... 42,003
Total assets .......................................................................... 181,050,539
Liabilities:
Payables:
Investment securities purchased .............................................................. 123,725
Capital shares redeemed ................................................................... 127,547
Management fees ......................................................................... 76,083
Administrative fees ........................................................................ 845
Distribution fees .......................................................................... 16,371
Transfer agent fees ........................................................................ 21,178
Trustees' fees and expenses ................................................................. 68,458
Funds advanced by custodian ................................................................. 17,288
Options written, at value (premiums received $ 103,042 ) .............................................. 348,811
Payable upon return of securities loaned (Note 1 c ) .................................................. 4,511,421
Accrued expenses and other liabilities ........................................................... 37,131
Total liabilities ......................................................................... 5,348,858
Net assets, at value ................................................................. $175,701,681
Net assets consist of:
Paid-in capital ............................................................................. $60,340,789
Total distributable earnings (losses) ............................................................. 115,360,892
Net assets, at value ................................................................. $175,701,681

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Core Equity
Fund
Class IA:
Net assets, at value ....................................................................... $96,746,360
Shares outstanding ........................................................................ 4,318,746
Net asset value and maximum offering price per share
a
............................................. $22.40
Class IB:
Net assets, at value ....................................................................... $78,955,321
Shares outstanding ........................................................................ 3,524,590
Net asset value and maximum offering price per share
a
............................................. $22.40
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Core Equity
Fund
Investment income:
Dividends: (net of foreign taxes of $644)
Unaffiliated issuers ........................................................................ $1,042,028
Non-controlled affiliates (Note 3 f ) ............................................................. 19,892
Interest:
Unaffiliated issuers ........................................................................ 6,854
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (24,284)
Non-controlled affiliates (Note 3 f ) ............................................................. 26,513
Total investment income ................................................................... 1,071,003
Expenses:
Management fees (Note 3 a ) ................................................................... 456,708
Administrative fees (Note 3 b ) .................................................................. 1,253
Distribution fees: (Note 3c )
    Class IB ................................................................................ 98,185
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 33,516
    Class IB ................................................................................ 27,790
Custodian fees ............................................................................. 427
Reports to shareholders fees .................................................................. 13,200
Professional fees ........................................................................... 30,447
Trustees' fees and expenses (Note 3 e ) ........................................................... 3,542
Other .................................................................................... 3,957
Total expenses ......................................................................... 669,025
Net investment income ................................................................ 401,978
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 7,451,233
Written options ........................................................................... 19,346
Foreign currency transactions ................................................................ (173)
Futures contracts ......................................................................... (2,511)
Net realized gain (loss) .................................................................. 7,467,895
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,309,858
Written options ........................................................................... (248,943)
Net change in unrealized appreciation (depreciation) ............................................ 4,060,915
Net realized and unrealized gain (loss) ............................................................ 11,528,810
Net increase (decrease) in net assets resulting from operations .......................................... $11,930,788

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Core Equity Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $401,978 $870,377
Net realized gain (loss) ................................................. 7,467,895 17,235,025
Net change in unrealized appreciation (depreciation) ........................... 4,060,915 8,304,663
Net increase (decrease) in net assets resulting from operations ................ 11,930,788 26,410,065
Distributions to shareholders:
Class IA ............................................................ (9,934,361) (8,293,085)
Class IB ............................................................ (8,133,121) (7,259,726)
Total distributions to shareholders .......................................... (18,067,482) (15,552,811)
Capital share transactions: (Note 2 )
Class IA ............................................................ 3,027,030 1,216,771
Class IB ............................................................ 906,745 (4,358,943)
Total capital share transactions ............................................ 3,933,775 (3,142,172)
Net increase (decrease) in net assets ................................... (2,202,919) 7,715,082
Net assets:
Beginning of period ..................................................... 177,904,600 170,189,518
End of period .......................................................... $175,701,681 $177,904,600

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT Core Equity Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Core Equity Fund (Fund) is included in this report. Shares
of the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. The Fund
offers two classes of shares: Class IA and Class IB. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Core Equity Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Core Equity Fund
(continued)
right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At June 30, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$348,811 and the aggregate value of collateral pledged for
such contracts was $411,383.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity price risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability,
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Core Equity Fund
(continued)
respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7  regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Core Equity Fund
(continued)
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IA Shares: (301046) –
Shares sold ................................... 85,331 $1,986,278 308,604 $7,078,830
Shares issued in reinvestment of distributions .......... 515,803 9,934,361 434,193 8,293,085
Shares redeemed ............................... (389,803) (8,893,609) (653,082) (14,155,144)
Net increase (decrease) .......................... 211,331 $3,027,030 89,715 $1,216,771
Class IB Shares: 43918 –
Shares sold ................................... 66,469 $1,470,069 216,360 $4,385,589
Shares issued in reinvestment of distributions .......... 421,842 8,133,121 379,891 7,259,726
Shares redeemed ............................... (387,885) (8,696,445) (740,595) (16,004,258)
Net increase (decrease) .......................... 100,426 $906,745 (144,344) $(4,358,943)
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
h. Guarantees and Indemnifications
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Core Equity Fund
(continued)
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.527% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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(continued)
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2028, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Core Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $9,995 $14,337,162 $(13,331,461) $— $— $1,015,696 1,015,696 $19,892
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.856% ............. $2,267,600 $27,074,857 $(24,831,036) $— $— $4,511,421 4,511,421 $26,513
Total Affiliated Securities ... $2,277,595 $41,412,019 $(38,162,497) $— $— $5,527,117 $46,405
3 . Transactions with Affiliates (continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Core Equity Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
5. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$12,821,019 and $28,099,454, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$4,511,421 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $73,048,769
Unrealized appreciation ........................................................................ $110,684,088
Unrealized depreciation ........................................................................ (3,242,333)
Net unrealized appreciation (depreciation) .......................................................... $107,441,755
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Core Equity Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 348,811
Total .................... $— $348,811

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Core Equity Fund
(continued)
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts and options represented
$56,314 and $37,272, respectively.
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Core Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Investments $(71,811)
a
Investments $—
Written options 19,346 Written options (248,943)
Futures contracts (2,511) Futures contracts —
Total ....................... $(54,976) $(248,943)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
7. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Core Equity Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Core Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 3,090,940 $ — $ — $ 3,090,940
Air Freight & Logistics ................... 599,644 — — 599,644
Automobiles .......................... 3,995,672 — — 3,995,672
Banks ............................... 10,256,149 — — 10,256,149
Beverages ........................... 2,724,136 — — 2,724,136
Biotechnology ......................... 2,685,875 — — 2,685,875
Broadline Retail ....................... 7,277,107 — — 7,277,107
Building Products ...................... 401,850 — — 401,850
Capital Markets ........................ 10,017,605 — — 10,017,605
Chemicals ........................... 83,122 — — 83,122
Commercial Services & Supplies ........... 270,087 — — 270,087
Communications Equipment .............. 2,837,011 — — 2,837,011
Consumer Staples Distribution & Retail ...... 2,454,834 — — 2,454,834
Containers & Packaging ................. 412,432 — — 412,432
Diversified Consumer Services ............ 488,773 — — 488,773
Diversified REITs ...................... 362,121 — — 362,121
Diversified Telecommunication Services ..... 668,007 — — 668,007
Electric Utilities ........................ 4,041,627 — — 4,041,627
Electrical Equipment .................... 447,822 — — 447,822
Entertainment ......................... 1,580,517 273,371 — 1,853,888
Financial Services ...................... 6,748,924 — — 6,748,924
Food Products ........................ 328,442 — — 328,442
Ground Transportation .................. 1,929,793 — — 1,929,793
Health Care Equipment & Supplies ......... 635,488 — — 635,488
Health Care Providers & Services .......... 5,387,959 — — 5,387,959
Hotels, Restaurants & Leisure ............. 4,666,195 — — 4,666,195
Household Durables .................... 1,850,137 — — 1,850,137
Household Products .................... 1,543,507 — — 1,543,507
Industrial Conglomerates ................ 517,097 — — 517,097
Insurance ............................ 1,084,160 — — 1,084,160
Interactive Media & Services .............. 14,741,043 — — 14,741,043
IT Services ........................... 1,308,297 — — 1,308,297
Life Sciences Tools & Services ............ 1,681,841 — — 1,681,841
Machinery ............................ 1,914,998 — — 1,914,998
Media ............................... 434,646 — — 434,646
Metals & Mining ....................... 2,271,259 — — 2,271,259
Mortgage Real Estate Investment Trusts
(REITs) ............................ 455,905 — — 455,905
Oil, Gas & Consumable Fuels ............. 3,845,593 — — 3,845,593
Passenger Airlines ..................... 1,835,694 — — 1,835,694
Pharmaceuticals ....................... 6,777,782 — — 6,777,782
Real Estate Management & Development .... 1,498,228 — — 1,498,228
Semiconductors & Semiconductor Equipment . 30,205,096 — — 30,205,096
Software ............................. 10,364,339 — — 10,364,339
Specialized REITs ...................... 1,516,427 — — 1,516,427
Specialty Retail ........................ 2,387,863 — — 2,387,863
9. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Core Equity Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam VT Core Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Technology Hardware, Storage & Peripherals . $ 11,373,006 $ — $ — $ 11,373,006
Textiles, Apparel & Luxury Goods .......... 214,733 — — 214,733
Trading Companies & Distributors .......... 983,349 — — 983,349
Management Investment Companies ......... 1,377,411 — — 1,377,411
Short Term Investments ................... 1,015,696 4,975,725 — 5,991,421
Total Investments in Securities ........... $175,590,239 $5,249,096
b
$— $180,839,335
– – – –
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $348,811 $— $348,811
Total Other Financial Instruments ......... $— $348,811 $— $348,811
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $273,371, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
MSCO
Morgan Stanley
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
9. Fair Value Measurements
(continued)

Putnam Variable Trust

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Putnam VT Core Equity Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Semiannual Report
entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
At the Board’s June 2025 meeting, the Board considered that Talcott Resolution Life Insurance Company and Talcott
Resolution Life and Annuity Insurance Company (collectively, “Talcott”) received an exemptive order (the “Order”) from the
Securities and Exchange Commission (“SEC”) that allows Talcott’s separate accounts to substitute their current non-Putnam variable insurance product underlying funds with specified funds (the “Replacement Funds”) of Putnam Variable Trust
(“PVT”) (each, a “Substitution”).
1
The Trustees considered that, subject to successful completion of Talcott’s Substitution process, the Advisor has agreed to a new fund-specific expense limitation arrangement for your fund, pursuant to which the
Advisor will waive fees and/or reimburse expenses for your fund to the extent necessary to limit total annual fund operating expenses of your fund to not exceed an annual rate of 0.74% of your fund’s average net assets. This expense limitation arrangement includes investor servicing fees. This expense limitation will be in addition to the other existing expense limitation arrangements and will take effect upon the Substitution and continue through April 30, 2029.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile
1
The Trustees approved PVT’s participation as an applicant in Talcott’s SEC application for an exemptive order, primarily to obtain relief under Section 17(a) of the Investment
Company Act of 1940 to permit in
-
kind transactions in connection with the planned Substitution of certain unaffiliated underlying funds with Replacement Funds of PVT and other funds among the Franklin Templeton complex
.

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Semiannual Report
in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve

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cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – Multi-Cap Core Funds) for the one-year, three-
year and five-year periods ended December 31, 2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
For the three-year and five-year periods ended December 31, 2025, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2025, there were 92, 89 and 81 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities
One-year period Three-year period Five-year period
1st 1st 1st

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and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38973-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026